Employee Pension and Other Postretirement Benefits Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Cost recognized for defined contribution plans	$ 61	$ 56	$ 55
Aggregate accumulated benefit obligation for plans with accumulated benefit obligations in excess of plan assets	1,581	3,616
Aggregate fair value of plan assets for plans with accumulated benefit obligations in excess of plan assets	1,444	2,802
Other Pension Plans, Postretirement or Supplemental Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement benefit plan liabilities	104	113
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	4,730	5,061	4,123
Accumulated benefit obligation	4,294	4,529
Estimated employer contributions to defined benefit plans in next fiscal yeard	123
Fair value of plan assets	4,310	3,745	3,238
Aggregate projected benefit obligation for plans with projected benefit obligations in excess of plan assets	3,633	5,061
Aggregate fair value of plan assets for plans with projected benefit obligations in excess of plan assets	3,088	3,745
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	616	965	835
Estimated employer contributions to defined benefit plans in next fiscal yeard	35
Fair value of plan assets			1
Maximum
Defined Benefit Plan Disclosure [Line Items]
Maximum annual percentage employer contribution per employee	4.00%
Maximum | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, valuation lag period	3 months
Qualified [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	4,626	4,948
Accumulated benefit obligation	4,202	4,431
Fair value of plan assets	$ 4,310	$ 3,745